Debt Instruments Issued and Other Financial Liabilities - Schedule of Composition (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt instruments issued
Debt instruments issued	$ 6,204,856	$ 6,408,356
Other financial liabilities
Other financial liabilities	13,123	12,966
Totals	6,217,979	6,421,322
Mortgage finance bonds [member]
Debt instruments issued
Debt instruments issued	30,846	40,933
Senior bond [member]
Debt instruments issued
Debt instruments issued	5,092,979	5,289,084
Subordinated Bonds [member]
Debt instruments issued
Debt instruments issued	1,081,031	1,078,339
Public Sector Liabilities [member]
Other financial liabilities
Other financial liabilities		10
Borrowings From Domestic Financial Institutions [member]
Other financial liabilities
Other financial liabilities	$ 13,123	$ 12,956